Significant Accounting Policies (Schedule Of Warranty Liability) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, at January 1	$ 179,077,000		$ 189,713,000
Warranties issued during the year	88,244,000		75,782,000
Reduction due to warranties forfeited or claimed during the year	(69,858,000)	[1]	(86,418,000)	[1]
Balance, at December 31	197,463,000		179,077,000
Cost Of Revenues
Standard Product Warranty [Line Items]
Decrease in warranty reserve			$ 16,000,000	[1]

[1]	U. WARRANTYThe Company estimates the costs that may be incurred under its basic warranty. Such costs are estimated as part of the total contract’s cost and are recorded as a liability at the time revenue for delivered products is recognized. The specific terms and conditions of those warranties vary depending upon the product sold and the country in which the Company does business. Factors that affect the Company’s warranty cost include the number of delivered products, engineering estimates and anticipated rates of warranty claims. The Company periodically assesses the adequacy of its recorded warranty cost and adjusts the amount as necessary.Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the Balance Sheet, are as follows: 2014 2013Balance, at January 1$179,077 $189,713Warranties issued during the year88,244 75,782Reduction due to warranties forfeited or claimed during the year (*)(69,858) (86,418)Balance, at December 31$197,463 $179,077Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)U. WARRANTY (Cont.)*In 2013 the Company recognized in COR, income of approximately $16 million as a result of the elimination of a reserve for warranty obligation that was originally recorded in connection with an acquisition of a company in 2010. This warranty obligation, which related to a project delivered to a foreign customer, reached its statute of limitations in the foreign customer's country.